Risk management (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Dollar
Assets:
Cash/Applications/Debt Instruments	R$ 54,380	R$ 4,839
Loans and advances to customers	3,818	3,485
Investments in Foreign Subsidiaries and Dependence	36,613	34,337
Derivatives	262,092	166,626
Others	46,200	25,273
Total	403,102	234,560
Liabilities:
Funding in foreign currency	32,962	32,255
Derivatives	277,358	183,277
Others	93,821	19,198
Total	404,140	234,730
Euro
Assets:
Cash/Applications/Debt Instruments	11,684	0
Loans and advances to customers	321	0
Investments in Foreign Subsidiaries and Dependence	3,010	2,662
Derivatives	45,317	24,173
Others	13,028	1,020
Total	73,361	27,855
Liabilities:
Funding in foreign currency	3,047	640
Derivatives	54,633	27,973
Others	15,975	0
Total	73,654	28,613
Others
Assets:
Cash/Applications/Debt Instruments	10,377	0
Loans and advances to customers	0	0
Investments in Foreign Subsidiaries and Dependence	0	0
Derivatives	9,640	11,241
Others	6,237	0
Total	26,254	11,241
Liabilities:
Funding in foreign currency	17	0
Derivatives	9,294	11,426
Others	17,068	104
Total	26,378	11,530
Total
Assets:
Cash/Applications/Debt Instruments	76,442	4,839
Loans and advances to customers	4,139	3,485
Investments in Foreign Subsidiaries and Dependence	39,623	36,999
Derivatives	317,049	202,040
Others	65,465	26,293
Total	502,717	273,656
Liabilities:
Funding in foreign currency	36,025	32,895
Derivatives	341,284	222,676
Others	126,864	19,302
Total	R$ 504,173	R$ 274,873